Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
2.	Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (or ASU 2014-08) which raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is now defined as: (i) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results; or (ii) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. ASU 2014-08 was adopted on January 1, 2015. The impact, if any, of adopting ASU 2014-08 on the Partnership’s consolidated financial statements will depend on the occurrence and nature of disposals that occur.

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2017 and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership is evaluating the effect of adopting this new accounting guidance.

In February 2015, the FASB issued Accounting Standards Update 2015-02, Amendments to the Consolidation Analysis (or ASU 2015-02) which eliminates the deferral of certain consolidation standards for entities considered to be investment companies, modifies the consolidation analysis performed on limited partnerships and modifies the impact of fee arrangements and related parties on the determination of the primary beneficiary of a variable interest entity. ASU 2015-02 is effective for interim and annual periods beginning after December 15, 2015. ASU 2015-02 may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply ASU 2015-02 retrospectively. The adoption of ASU 2015-02 will not have a material impact on the Partnership’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03. The Partnership adopted ASU 2015-03 effective December 31, 2015. Prior period information has been retrospectively adjusted. Prior to the adoption of ASU 2015-03, all debt issuance costs were presented as other non-current assets in the Partnership’s consolidated balance sheets. With the adoption of ASU 2015-03 the Partnership presents those debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability in the Partnership’s consolidated balance sheets. Debt issuance costs related to loan facilities without a recognized debt liability will continue to be presented as non-current assets in the Partnership’s consolidated balance sheets. As a result of adopting ASU 2015-03, non-current assets and total assets have decreased by $16.3 million (December 31, 2015) and $17.1 million (December 31, 2014), current portion of long-term debt and current liabilities has decreased by $1.1 million (December 31, 2015) and $0.1 million (December 31, 2014), long-term debt has decreased by $15.2 million (December 31, 2015) and $17.0 million (December 31, 2014), and total liabilities has decreased by $16.3 million (December 31, 2015) and $17.1 million (December 31, 2014). Such changes have also impacted the Partnership’s reconciliation of segment assets to total assets (see Note 4) and the carrying value of long-term debt (see Note 10). In addition, the Partnership’s equity accounted investments have adopted ASU 2015-03 effective December 31, 2015. As a result, the Partnership’s condensed summary of its equity accounted investments in Note 6 has been impacted. More specifically, other assets - non-current has decreased by $60.8 million (December 31, 2015) and $17.8 million (December 31, 2014), vessels and equipment has decreased by $15.8 million (December 31, 2014), net investments in direct financing leases – non-current has decreased by $23.5 million (December 31, 2014), current portion of long-term debt and obligations under capital lease has decreased by $5.0 million (December 31, 2015) and $5.0 million (December 31, 2014), and long-term debt and obligations under capital lease has decreased by $55.8 million (December 31, 2015) and $52.1 million (December 31, 2014).

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership is evaluating the effect of adopting this new accounting guidance.